Mining interests - Carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Mining Interests
Property, plant and equipment	$ 1,927.2	$ 1,863.9
New Afton
Mining Interests
Property, plant and equipment	1,032.3	922.4
Rainy River
Mining Interests
Property, plant and equipment	890.4	939.3
Other
Mining Interests
Property, plant and equipment	4.5	2.2
Depletable
Mining Interests
Property, plant and equipment	755.1	797.4
Depletable | New Afton
Mining Interests
Property, plant and equipment	373.5	402.8
Depletable | Rainy River
Mining Interests
Property, plant and equipment	381.6	394.6
Depletable | Other
Mining Interests
Property, plant and equipment	0.0	0.0
Non- depletable
Mining Interests
Property, plant and equipment	367.2	237.9
Non- depletable | New Afton
Mining Interests
Property, plant and equipment	359.9	230.9
Non- depletable | Rainy River
Mining Interests
Property, plant and equipment	6.2	5.9
Non- depletable | Other
Mining Interests
Property, plant and equipment	1.1	1.1
Plant & equipment
Mining Interests
Property, plant and equipment	692.4	739.5
Plant & equipment | New Afton
Mining Interests
Property, plant and equipment	275.2	271.5
Plant & equipment | Rainy River
Mining Interests
Property, plant and equipment	413.8	466.9
Plant & equipment | Other
Mining Interests
Property, plant and equipment	3.4	1.1
Construction in progress
Mining Interests
Property, plant and equipment	112.5	89.1
Construction in progress | New Afton
Mining Interests
Property, plant and equipment	23.7	17.2
Construction in progress | Rainy River
Mining Interests
Property, plant and equipment	88.8	71.9
Construction in progress | Other
Mining Interests
Property, plant and equipment	$ 0.0	$ 0.0